CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Assets:
Cash and cash equivalents	¥ 1,195,351,730	$ 168,361,770	¥ 602,270,607	¥ 584,762,494
Prepaid expenses and other current assets	48,767,987	6,868,827	71,082,341
TOTAL ASSETS	11,650,024,640	1,640,871,650	8,837,663,448
Liabilities:
Accrued expenses and other current liabilities	575,727,263	81,089,489	476,034,533
Dividend payable	59,226,084	8,341,819	0
TOTAL LIABILITIES	5,802,900,353	817,321,420	4,084,408,756
Equity:
Common shares	206,793	29,126	206,793
Treasury stock	(111,520,291)	(15,707,305)	(124,596,781)
Additional paid-in capital	3,196,942,284	450,279,902	3,191,193,773
Retained earnings	2,692,018,850	379,162,925	1,622,852,316
Accumulated other comprehensive income	69,476,651	9,785,582	63,598,591
TOTAL EQUITY	5,847,124,287	823,550,230	4,753,254,692
TOTAL LIABILITIES AND EQUITY	11,650,024,640	1,640,871,650	8,837,663,448
Parent Company | Reportable legal entity
Assets:
Cash and cash equivalents	1,202,355	169,348	14,280,138
Prepaid expenses and other current assets	410,826	57,863	426,398
Amount due from subsidiaries and VIEs	1,047,722,447	147,568,620	1,024,111,805
Investments in subsidiaries and VIEs	4,857,619,732	684,181,430	3,717,374,302
TOTAL ASSETS	5,906,955,360	831,977,261	4,756,192,643
Liabilities:
Accrued expenses and other current liabilities	604,989	85,212	2,937,951
Dividend payable	59,226,084	8,341,819	0
TOTAL LIABILITIES	59,831,073	8,427,031	2,937,951
Equity:
Common shares	206,793	29,126	206,793
Treasury stock	(111,520,291)	(15,707,305)	(124,596,781)
Additional paid-in capital	3,196,942,284	450,279,902	3,191,193,773
Retained earnings	2,692,018,850	379,162,925	1,622,852,316
Accumulated other comprehensive income	69,476,651	9,785,582	63,598,591
TOTAL EQUITY	5,847,124,287	823,550,230	4,753,254,692
TOTAL LIABILITIES AND EQUITY	¥ 5,906,955,360	$ 831,977,261	¥ 4,756,192,643